SERVICE INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF SERVICE INVENTORIES

The following table summarizes the service inventories for the period end dates as set forth below (in US$ thousands):

	December 31,	December 31,
	2023	2022

Spare parts	$66,615	$64,006
Chemicals	31,819	46,515
Total	$98,434	$110,521